Total Equity - Shares (Details) € / shares in Units, € in Millions, shares in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2022 EUR (€) Program € / shares shares	Sep. 30, 2022 shares	Dec. 31, 2022 EUR (€) Program € / shares shares	Dec. 31, 2020 shares	Sep. 06, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Issued Capital
Calculated nominal value (in Euro) | € / shares	€ 1		€ 1
Issued Shares
Number of share repurchase program completed | Program	2		2
Share repurchase program total volume | €					€ 1,500
Maximum authorized increase in issued capital against contributions in cash (Authorized Capital I) | €	€ 250		€ 250
Maximum authorized increase in issued capital against contributions in cash and in-kind (Authorized Capital II) | €	250		250
Contingent capital available for issuance | €	€ 100		€ 100			€ 100
Contingent shares available for issuance	100.0		100.0
Move SAP Plan
Issued Shares
Reissued treasury shares to service share-based payment awards	3.3	3.3
Issued Capital
Issued Shares
Balance at beginning of period			1,228.5	1,228.5
Purchase of treasury shares			0.0	0.0
Reissuance of treasury shares under share-based payments			0.0
Balance at end of period	1,228.5		1,228.5	1,228.5
Treasury Shares
Issued Shares
Balance at beginning of period			(48.9)	(34.9)
Purchase of treasury shares			(15.7)	(14.1)
Reissuance of treasury shares under share-based payments			3.3
Balance at end of period	(61.4)		(61.4)	(48.9)